Restructuring Activities - Schedule of Severance Cost Recorded by Segment (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Severance Liability	$ 983	$ 417